Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
The Netherlands statutory income tax rate	25.80%	25.80%	25.00%
Unrecognized tax benefit, net	$ 95,600	$ 79,300
Unrecognized tax benefits which may be realized	30,800
Recognized interest (income) expense	(400)	(400)	$ (600)
Accrued interest and penalties	3,300	3,500
Total foreign net operating losses	486,400
Tax credits	6,700
Earnings retained by subsidiaries and equity accounted investments	1,200,000
Undistributed earnings not permanently reinvested	14,500
Deferred tax liabilities on unremitted earnings of certain subsidiary	700	1,000
Other Long-Term Assets
Operating Loss Carryforwards [Line Items]
Deferred tax assets	38,600	56,300
Other Long-Term Liabilities
Operating Loss Carryforwards [Line Items]
Deferred tax liabilities	12,800	17,500
Additional paid-in capital
Operating Loss Carryforwards [Line Items]
Increase (decrease) in the valuation allowance	0	$ 0	13,513
Additional paid-in capital | Convertible Notes due 2027
Operating Loss Carryforwards [Line Items]
Increase (decrease) in the valuation allowance			$ 13,500
U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	144,100
Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	237,300
UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	30,500
Netherlands
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	15,200
Other Foreign Tax Authorities
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	59,300
Operating loss carryforwards not set to expire	$ 21,300